UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ]is  a  restatement.
                                                [ ]adds  new  holdings
                                                   entries.
Institutional  Investment  Manager  Filing  this  Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 150
           Newport Beach, CA 92660
           -----------------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Allbritton
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Allbritton              Newport Beach, CA              11/02/2000
-------------------------              -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:5
Number of Other Included Managers:                   1
                                              --------

Form  13F  Information  Table  Entry  Total:        71
                                              --------

Form  13F  Information  Table  Value  Total:  $963,813
                                              --------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.   Form 13F File Number  Name
  01  28-05507              Metropolitan West Securities, Inc.
----  --------------------  ----------------------------------------------------


     [Repeat as necessary.]

                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
AFLAC INC                      COM              001055102      308    4800          SOLE                4800      0    0
AES CORPORATION                COM              00130H105     1275   18620          SOLE               18620      0    0
A T & T CORP                   COM              001957109      521   17745          SOLE               17745      0    0
ALCATEL SA ADR                 ADR              013904305    41689  663052          SOLE              663052      0    0
AMERICAN EXPRESS COMPANY       COM              025816109      870   14325          SOLE               14325      0    0
AMERICAN GENERAL CORP          COM              026351106      223    2855          SOLE                2855      0    0
ANHEUSER BUSCH COS INC         COM              035229103    29554  698487          SOLE              698487      0    0
ARDEN REALTY GROUP INC.        COM              039793104    23114  862075          SOLE              862075      0    0
AVENTIS SPONSORED ADR          ADR              053561106    28461  377910          SOLE              377910      0    0
BASF AG - SPONSORED ADR        ADR              055262505      266    7300          SOLE                7300      0    0
BP AMOCO PLC ADRS              ADR              055622104      757   14275          SOLE               14275      0    0
BANCO BILBAO VISCAYA           ADR              05946K101      296   19700          SOLE               19700      0    0
BANK OF NEW YORK CO INC        COM              064057102     5847  104300          SOLE              104300      0    0
BANK OF TOKYO - MITSUBISHI     ADR              065379109     7443  636839          SOLE              636839      0    0
BELLSOUTH CORP                 COM              079860102     4386  108964          SOLE              108964      0    0
BRISTOL-MYERS SQUIBB CO        COM              110122108     6060  106075          SOLE              106075      0    0
CIRCUIT CITY STORES -CIRCUIT   COM              172737108     2443  106200          SOLE              106200      0    0
COMERICA INC.                  COM              200340107    32151  550182          SOLE              550182      0    0
CONOCO INC-CL B                COM              208251405      223    8295          SOLE                8295      0    0
DEAN FOODS CO                  COM              242361103    22053  663250          SOLE              663250      0    0
DEUTSCHE TELEKOM AG-SPON ADR   ADR              251566105      211    6170          SOLE                6170      0    0
DOW CHEMICAL                   COM              260543103    11360  455572          SOLE              455572      0    0
DUKE ENERGY CORP               COM              264399106    40875  476682          SOLE              476682      0    0
ENRON CORP                     COM              293561106    47826  545806          SOLE              545806      0    0
EXXON MOBIL CORP (NEW)         COM              30231G102      622    6980          SOLE                6980      0    0
FEDERATED DEPART STORES INC    COM              31410H101    13889  531642          SOLE              531642      0    0
FLEET BOSTON FINL CORP         COM              339030108    35052  898787          SOLE              898787      0    0
GILLETTE COMPANY               COM              375766102    26802  868094          SOLE              868094      0    0
HALLIBURTON CO (HOLDING CO)    COM              406216101    32568  665513          SOLE              665513      0    0
HONEYWELL INTERNATIONAL INC    COM              438516106    26002  729898          SOLE              729898      0    0
IMC GLOBAL INC                 COM              449669100    17640 1216592          SOLE             1216592      0    0
ING GROEP NV ADR               ADR              456837103      579    8796          SOLE                8796      0    0
INTERNATIONAL BUSINESS MACHINE COM              459200101    28937  257216          SOLE              257216      0    0
INVENSYS PLC ADR               ADR              461204109       47   10650          SOLE               10650      0    0
KAO CORP ADR                   ADR              485537203      309    1131          SOLE                1131      0    0
KIMBERLY CLARK                 COM              494368103    26160  468719          SOLE              468719      0    0
KOMATSU LTD - SPONSORED ADR    ADR              500458401      289   11900          SOLE               11900      0    0
KROGER CO                      COM              501044101    28260 1252540          SOLE             1252540      0    0
LILLY (ELI) & CO               COM              532457108    28051  345777          SOLE              345777      0    0
MARSH & MCLENNAN COS           COM              571748102      558    4200          SOLE                4200      0    0
MATSUSHITA ELEC INDL           ADR              576879209    25343   96500          SOLE               96500      0    0
MINNESOTA MINING & MFG CO      COM              604059105    28890  317043          SOLE              317043      0    0
MOLEX INC - CLASS A            COM              608554200    37476  904411          SOLE              904411      0    0
MORGAN ST DEAN WITTER & CO     COM              617446448      247    2700          SOLE                2700      0    0
MOTOROLA INC                   COM              620076109    28292 1001490          SOLE             1001490      0    0
NEC CORP. - SPONSORED ADR      ADR              629050204      210    1890          SOLE                1890      0    0
NABISCO GROUP HOLDINGS         COM              62952P102      744   26114          SOLE               26114      0    0
NESTLE SA SPNSRD ADR REP RG SH ADR              641069406      372    3575          SOLE                3575      0    0
NEWS CORP LTD ADR NEW          ADR              652487703      315    5620          SOLE                5620      0    0
PHARMACIA CORP                 COM              71713U102      710   11792          SOLE               11792      0    0
POHANG IRON & STEEL SPNSRD ADR ADR              730450103    14773  793226          SOLE              793226      0    0
SBC COMMUNICATIONS INC         COM              78387G103    39441  788839          SOLE              788839      0    0
SANWA BANK LTD ADR             ADR              803030204    20124  226054          SOLE              226054      0    0
SCHLUMBERGER LTD               COM              806857108     1560   18955          SOLE               18955      0    0
STATE STREET CORP              COM              857477103      910    7000          SOLE                7000      0    0
TELE DANMARK A/S               ADR              879242105      243    8650          SOLE                8650      0    0
TELEFONICA SA -SPON ADR        ADR              879382208    21434  360629          SOLE              360629      0    0
TELEFONOS DE MEXICO S A        ADR              879403780      308    5800          SOLE                5800      0    0
TEXACO INC                     COM              881694103    28194  537029          SOLE              537029      0    0
TOTAL FINA ELF SA SPON ADR     ADR              89151E109     1079   14689          SOLE               14689      0    0
TRIGON HEALTHCARE INC.         COM              89618L100    35964  684216          SOLE              684216      0    0
UNION CARBIDE CORP             COM              905581104     8374  221815          SOLE              221815      0    0
UNITED PARCEL SERVICE - CL B   COM              911312106      812   14400          SOLE               14400      0    0
UNOCAL CORP                    COM              915289102     4934  139230          SOLE              139230      0    0
UNUMPROVIDENT CORP             COM              91529Y106    23247  853122          SOLE              853122      0    0
UPM KYMMENE ADR                ADR              915436109      220    8700          SOLE                8700      0    0
VIVENDI SPONS ADR              ADR              92851S105      213   14380          SOLE               14380      0    0
WASHINGTON MUTUAL INC          COM              939322103    27046  679335          SOLE              679335      0    0
WELLS FARGO & CO (NEW)         COM              949746101      873   19000          SOLE               19000      0    0
WEYERHAEUSER COMPANY           COM              962166104    20019  495843          SOLE              495843      0    0
XEROX CORP                     COM              984121103    17469 1159784          SOLE             1159784      0    0